Shareholders' Equity (Share Option Plan) (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Aug. 31, 2012	Dec. 31, 2007	Jul. 31, 2004	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax	25.00%
Share Option Plan (2004) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term	10 years
Shares authorized			582,750	282,750
Additional shares authorized		500,000
Conversion rate	1:1
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					500,000